Fair Value Measurements (Reconciliation and Income Statement Classification of Gains and Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 1,181	$ 1,218	$ 1,399
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	273	252	134
Disposal (amortization based on loan payment and payoffs)	(195)	(552)	(168)
Change in fair value	(12)	263	(147)
Balance	1,247	1,181	1,218
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	1,181
Gains or losses, including realized and unrealized:
Balance	1,247	1,181
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,389	2,536
Gains or losses, including realized and unrealized:
Principal payments received	(151)	(145)
Change in fair value		(2)
Balance	$ 2,238	$ 2,389	$ 2,536